Net Income (Loss) Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Numerator:
Net income (loss)	$ (5,782)	$ 2,763	$ (1,755)	$ 5,740	$ 1,698	$ 299
Net income attributable to participating securities (1)		1,382		(2,851)	(842)	(151)
Net income (loss) attributable to common stockholders - basic (1)	(5,782)	1,381	(1,755)	2,889	856	148
Net income (loss)	(5,782)	2,763	(1,755)	5,740	1,698	299
Less gain (loss) on warrant liability for participating common warrants (1)		3,046		6,867	3,859	3,553
Net income (loss) attributable to common stockholders - diluted (1)	$ (5,782)	$ (283)	$ (1,755)	$ (1,127)	$ (2,161)	$ (3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - basic	94,425	60,490	69,664	60,480	61,593	59,474
Effect of potentially dilutive securities: Common stock warrants (1)		10,494		14,743	9,448	26,388
Effect of potentially dilutive securities: Convertible preferred warrants
Effect of potentially dilutive securities: Convertible preferred stock
Effect of potentially dilutive securities: Common stock options
Effect of potentially dilutive securities: Non-participating common stock warrants
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - diluted (1)	94,425	70,984	69,664	76,102	71,041	85,862
Basic net income (loss) per common share (1)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0.00
Diluted net income (loss) per common share (1)	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)